Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Revenue related parties	$ 328,567
Accounts receivable - related parties, net	244,764
Linsun Smart Technology Co Ltd [Member]
Revenue related parties	185,126
Payments to related parties	850,589
Dogness Network Technology Co Ltd [Member]
Revenue related parties	$ 143,441